JPMORGAN U.S. EQUITY FUNDS

JPMorgan Capital Growth Fund
JPMorgan Disciplined Equity Fund
JPMorgan Diversified Fund (All Classes)
JPMorgan Dynamic Small Cap Fund
JPMorgan Growth and Income Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Equity Fund
JPMorgan Value Advantage Fund (All Classes)
(Class A and Class B Shares)
(each a series of JPMorgan Trust I)

JPMorgan Growth Advantage Fund
(Class A and Class B Shares)
(a series of J.P. Morgan Mutual Fund Investment Trust)

JPMorgan Mid Cap Value Fund
(Class A and Class B Shares)
(a series of J.P. Morgan Fleming Mutual Fund Group, Inc.)

JPMorgan Value Opportunities Fund
(Class A and Class B Shares)
(a series of JPMorgan Value Opportunities Fund, Inc.)

Supplement dated June 30, 2006
to the Class A, Class B and Class C Shares Prospectus dated May 1, 2006

Portfolio Managers. In the section “The Funds’ Management and Administration — The Portfolio Managers,” the following is added to the description of the portfolio managers of the Diversified Fund on page 68:

A part of the large cap equity allocation of the Diversified Fund is also managed by Silvio Tarca, Managing Director of JPMIM and CFA charterholder. Mr. Tarca has been with JPMorgan Chase or its affiliates (or one of its predecessors) since 2000. Prior to managing the Funds, Mr. Tarca served as a quantitative research analyst in the Emerging Markets Equity Group.

Also in this section, the description of the portfolio management team of the Value Advantage Fund on page 69 is amended to read as follows:

The portfolio management team is led by Mr. Simon, Mr. Playford and Ms. Fu. Information on Mr. Simon, Mr. Playford and Ms. Fu is discussed earlier in this prospectus.

CDSC Changes. Effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with these changes, the footnote marked with the double asterisk under

SUP-USEQ2-606

the table “TOTAL SALES CHARGE FOR FUNDS” in the section “How to Do Business with the Funds — Sales Charges — Class A Shares” on page 77 of the Prospectus is replaced with the following:

** If you purchase $1 million or more of Class A Shares of the Funds and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of a Fund during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares between 12 and 18 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Limitations on Purchases of Class B Shares. Effective September 15, 2006, a Fund will reject purchase orders if the Fund determines that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. In connection with this change, on page 74 of the Prospectus, the last two paragraphs under the heading “Class B Shares” are hereby replaced with the following:

Individual purchases of $100,000 or more will be rejected. In addition, effective September 15, 2006, purchases will also be rejected if the Fund has determined that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more.

The Funds may not be able to identify Class B Share purchases that exceed $100,000 if you hold your shares through one or more Financial Intermediaries or in accounts with different tax or other identification numbers. If you hold your shares through a Financial Intermediary, it is the responsibility of the Financial Intermediary to determine if an initial or additional purchase of Class B shares is suitable for you. It is your responsibility to inform your Financial Intermediary or the Fund of any and all accounts that should be linked together for purposes of determining whether the application of the Right of Accumulation or the use of a Letter of Intent would make Class A Shares a more suitable investment than Class B Shares. For a discussion of the types of accounts that qualify for the Right of Accumulation and the Letter of Intent, please read “Sales Charges — Reducing your Class A Sales Charge.”

In addition, the following is added to the end of the section titled “Can I automatically invest on a systematic basis?” on page 76 of the Prospectus:

Class B Purchases over $100,000. You should not utilize a systematic investment plan for purchases over $100,000 of Class B Shares. Effective September 15, 2006, we will no longer debit your bank account if the Fund has determined that your purchase of Class B shares when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. To continue systematic investments in the Fund after you have invested $100,000 in Class B Shares, you will need to contact the Fund by calling 1-800-480-4111 or your Financial Intermediary to designate a different share class for systematic investments.

In addition, under the section “EXCHANGING FUND SHARES”, the following replaces the first sentence in the section entitled “Do I pay a sales charge on an exchange?” on page 83:

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN FUNDS
JPMORGAN U.S. EQUITY FUNDS

JPMorgan Capital Growth Fund
JPMorgan Disciplined Equity Fund
JPMorgan Diversified Fund
JPMorgan Dynamic Small Cap Fund
JPMorgan Growth and Income Fund
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Intrepid Value Fund
JPMorgan Micro Cap Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Small Cap Core Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Small Company Fund
JPMorgan Value Advantage Fund
(each, a series of JPMorgan Trust I)

JPMorgan Growth Advantage Fund
(a series of J.P. Morgan Mutual Fund Investment Trust)

JPMorgan Mid Cap Value Fund
(a series of J.P. Morgan Fleming Mutual Fund Group, Inc.)

Supplement dated June 30, 2006
to the Statement of Additional Information,
dated May 1, 2006, as supplemented May 5, 2006

With respect to each of the above-named funds (the “Funds”), the following language replaces the first paragraph in the section entitled “Cash Compensation to Financial Intermediaries — Finder’s Fees” of the Statement of Additional Information:

Finder’s Fee. Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the Funds prior to August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $2,499,999*	1.00%
$2,500,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
Over $50,000,000	0.20%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

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With respect to sales of the Funds on or after August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	1.00%
$4,000,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
Over $50,000,000	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

Portfolio Managers. With respect to the information concerning “Other Accounts Managed,” information regarding the additional portfolio managers named below is hereby added to the chart regarding other accounts managed as of December 31, 2005 (in millions of dollars):

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Diversified Fund
Silvio Tarca	6	$4,719	8	1	12	375
Value Advantage Fund
Lawrence Playford	8	$9,564	0	0	27	3,484

As of December 31, 2006, neither of the portfolio managers named above managed other accounts which have advisory fees wholly or partly based on performance.

In the section regarding “Ownership of Securities,” the following information is added with respect to the additional portfolio managers named below:

Aggregate Dollar Range of Securities in the Portfolio as of December 31, 2005
	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000
Diversified Fund
Silvio Tarca	X
Value Advantage Fund
Lawrence Playford			X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE